Consolidated Statement of Changes In Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Total
As of December 31, 2018 at Dec. 31, 2018	$ 22	$ 738,690	$ 36,432	$ 316	$ 775,460
Impact of implementing IFRS 16 at Dec. 31, 2018	0	0	64	0	64
Beginning balance at Dec. 31, 2018	22	738,690	36,496	316	775,524
Statement Line Items [Line Items]
Net income (loss)	0	0	57,899	0	57,899
Other comprehensive income (loss)	0	0	0	(1,824)	(1,824)
Total comprehensive income (loss)	0	0	57,899	(1,824)	56,075
Contribution of equity, net of transaction costs	2	81,267	0	0	81,269
Acquisition of treasury shares	0	(5,780)	0	0	(5,780)
Share-based remuneration	0	0	5,118	0	5,118
Ending balance at Dec. 31, 2019	24	814,177	99,513	(1,508)	912,206
Statement Line Items [Line Items]
Net income (loss)	0	0	179,174	0	179,174
Other comprehensive income (loss)	0	0	0	2,043	2,043
Total comprehensive income (loss)	0	0	179,174	2,043	181,217
Acquisition of treasury shares	0	(49,049)	0	0	(49,049)
Share-based remuneration	0	0	4,521	0	4,521
Reclassification of foreign currency translation reserve	0	0	126	(126)	0
Ending balance at Dec. 31, 2020	24	765,129	283,334	408	1,048,895
Statement Line Items [Line Items]
Net income (loss)	0	0	(43,964)	0	(43,964)
Other comprehensive income (loss)	0	0	0	(928)	(928)
Total comprehensive income (loss)	0	0	(43,964)	(928)	(44,891)
Acquisition of treasury shares	0	(749)	0	0	(749)
Share-based remuneration	0	0	9,785	0	9,785
Ending balance at Dec. 31, 2021	$ 24	$ 764,381	$ 249,155	$ (520)	$ 1,013,039